Note 22 - Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax expense (recovery) [text block]
	2021	2020
Current income taxes	$40,087	$6,228
Deferred income taxes	(84,102)	1,481
Total income tax (recovery) expense	$(44,015)	$7,709

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [text block]
	2021	2020
Earnings before income tax	$402,934	$23,849
Income tax at statutory tax rate of 26.5%	106,778	6,320
Increase (decrease) due to:
Difference between Canadian and foreign tax rates(1)	(7,008)	(15,379)
Change in unrecognized deductible temporary differences	(172,247)	4,597
Impact of foreign currency on deferred tax balances	25,515	11,076
Non-deductible costs	(1,875)	26
Local mining taxes	4,574	2,323
Impact of tax legislation/rate change	—	(1,279)
Other	248	25
Income tax (recovery) expense	$(44,015)	$7,709

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2021	2020
Deferred income tax assets
Provisions - asset retirement obligations and other	$55,341	$14,573
Tax losses	85,415	50,043
Total deferred income tax assets	$140,756	$64,616
Deferred income tax liabilities
Property, plant and equipment	$81,917	$85,689
Investments in subsidiaries	12,400	10,000
Assets held-for-sale	—	8,400
Total deferred income tax liabilities	$94,317	$104,089
Net deferred income tax (assets)/ liabilities	$(46,439)	$39,473
	2021	2020
Deferred income tax assets	$(101,300)	$—
Deferred income tax liabilities	54,861	39,473
Net deferred income tax (assets)/ liability	$(46,439)	$39,473
	2021	2020
Balance at the beginning of year	$39,473	$33,733
Recognized in the statement of earnings	(84,102)	1,481
Recognized in other comprehensive income	(1,810)	4,259
Balance at the end of the year	$(46,439)	$39,473

Disclosure of Deferred Tax Assets Not Recognized [text block]
	2021	2020
Deductible temporary differences(1)	$443,000	$921,457
British Columbia mining tax deductible temporary differences	566,800	817,200
British Columbia mining tax credits	1,400	28,700
Capital losses	5,100	9,480
Total deductible temporary differences	$1,016,300	$1,776,837

Capital loss carryforwards [text block]
Expiry dates of tax losses	2028	Thereafter	Total
Non-capital tax losses(1)
Canada	$8,940	$657,928	$666,868
United States	496	144,842	145,338
	$9,436	$802,770	$812,206